Adjustments for non-cash items (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments for non-cash items
Depreciation, amortization and impairment	kr 42,692	kr 13,682	kr 4,508
Sharebased compensation expenses	30,485	14,763	17,474
Income tax income	(5,543)	(5,999)	0
Income tax expense	15,408	614	43,773
Financial income	(1,127)	(9,306)	0
Financial expenses	3,511	3,390	19,736
Non paid royalty expenses regarding sale of future royalties and milestones	0	0	6,575
Exchange rate adjustments	57,712	(7,937)	9,864
Total adjustments	kr 143,138	kr 9,207	kr 101,930